Other Liabilities (Details) - Schedule of Other Liabilities - Previously Reported [Member] - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Liabilities [Line Items]
Other Liabilities, total	€ 174,325	€ 2,885,773
Liabilities to commercial partner [Member]
Schedule of Other Liabilities [Line Items]
Other Liabilities, total		2,784,231
Miscellaneous other liabilities [Member]
Schedule of Other Liabilities [Line Items]
Other Liabilities, total	€ 174,325	€ 101,542